Allowance for Credit Losses	3 Months Ended
Jun. 30, 2018
Allowance for Credit Losses [Abstract]
Disclosure of allowance for credit losses [text block]

Allowance for Credit Losses

Allowance for Credit Losses under IFRS 9

Development of allowance for credit losses for Financial Assets at Amortized Cost

	Jun 30, 2018
	Allowance for Credit Losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	(462)	(494)	(3,638)	(3)	(4,596)
Movements in financial assets including new business	88	(152)	(126)	2	(188)
Transfers due to changes in creditworthiness	(110)	122	(12)	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	362	0	362
Recovery of written off amounts	0	0	(110)	0	(110)
Foreign exchange and other changes	24	19	29	(8)	64
Balance, end of reporting period	(460)	(504)	(3,495)	(9)	(4,468)

Provision for Credit Losses excluding country risk¹	(22)	(30)	(138)	2	(188)

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2] This position represents charge offs of allowance for credit losses.

[3] Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of June 30, 2018.

Development of allowance for credit losses for Off-balance Sheet Positions

	Jun 30, 2018
	Allowance for Credit Losses²
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	(117)	(36)	(119)	0	(272)
Movements including new business	16	(11)	(2)	0	4
Transfers due to changes in creditworthiness	(9)	9	0	N/M	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	(11)	(12)	(16)	0	(39)
Balance, end of reporting period	(121)	(49)	(136)	0	(307)
Provision for Credit Losses excluding country risk¹	7	(1)	(2)	0	4

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of June 30, 2018.

Allowance for Credit Losses under IAS 39

	Six months ended Jun 30, 2017
	Allowance for Loan Losses			Allowance for Off-Balance Sheet Positions
in € m. (unless stated otherwise)	Individually assessed	Collectively assessed	Subtotal	Individually assessed	Collectively assessed	Subtotal	Total
Balance, beginning of year	2,071	2,475	4,546	162	183	346	4,892
Provision for credit losses	109	101	211	9	(8)	1	212
Thereof: (Gains)/Losses from disposal of impaired loans	(1)	(20)	(21)	0	0	0	(21)
Net charge-offs:	(264)	(430)	(694)	0	0	0	(694)
Charge-offs	(286)	(462)	(748)	0	0	0	(748)
Recoveries	22	32	54	0	0	0	54
Other changes	(78)	(31)	(109)	(2)	(10)	(12)	(122)
Balance, end of period	1,838	2,115	3,953	169	166	335	4,288

Changes compared to prior year
Provision for credit losses
In € m.	(197)	(171)	(368)	27	(10)	16	(352)
In %	(64) %	(63) %	(64) %	(150) %	(360) %	(110) %	(62) %
Net charge-offs
In € m.	192	167	359	0	0	0	359
In %	(42) %	(28) %	(34) %	0%	0%	0%	(34) %